UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     February 12, 2010

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:  330,369

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
====================================================================================================================================
Abbott Laboratories          Common         002824 10 0   6,479    120,000     SH         SOLE             120,000     0         0
Agilent Technologies, Inc.   Common         00846U 10 1  28,585    920,000     SH         SOLE             920,000     0         0
Analog Devices, Inc.         Common         032654 10 5  11,685    370,000     SH         SOLE             370,000     0         0
Arbinet Corporation          Common         03875P 10 0   2,490  1,000,000     SH         SOLE           1,000,000     0         0
AT&T Inc.                    Common         00206R 10 2   5,606    200,000     SH         SOLE             200,000     0         0
The Bank of New York
  Mellon Corporation         Common         064058 10 0  18,880    675,000     SH         SOLE             675,000     0         0
Brady Corporation            Class A        104674 10 6  22,508    750,000     SH         SOLE             750,000     0         0
Carlisle Companies Inc.      Common         142339 10 0   6,852    200,000     SH         SOLE             200,000     0         0
Cenovus Energy Inc.          Common         15135U 10 9   2,520    100,000     SH         SOLE             100,000     0         0
CEVA, Inc.                   Common         157210 10 5   5,441    423,100     SH         SOLE             423,100     0         0
Coherent, Inc.               Common         192479 10 3  24,706    831,000     SH         SOLE             831,000     0         0
Convergys Corporation        Common         212485 10 6  18,275  1,700,000     SH         SOLE           1,700,000     0         0
Devon Energy Corporation     Common         25179M 10 3  14,700    200,000     SH         SOLE             200,000     0         0
Dover Corporation            Common         260003 10 8  16,644    400,000     SH         SOLE             400,000     0         0
EnCana Corporation           Common         292505 10 4   3,239    100,000     SH         SOLE             100,000     0         0
Erie Indemnity Company       Class A        29530P 10 2     390     10,000     SH         SOLE              10,000     0         0
Flextronics International
  Ltd.                       Common         Y2573F 10 2   4,605    630,000     SH         SOLE             630,000     0         0
General Electric Company     Common         369604 10 3   3,026    200,000     SH         SOLE             200,000     0         0
GeoMet Inc.                  Common         37250U 20 1   2,920  2,000,000     SH         SOLE           2,000,000     0         0
Heritage-Crystal Clean Inc.  Common         42726M 10 6   1,046    100,000     SH         SOLE             100,000     0         0
Home Federal Bancorp, Inc.   Common         43710G 10 5   3,004    225,700     SH         SOLE             225,700     0         0
Intel Corporation            Common         458140 10 0  16,524    810,000     SH         SOLE             810,000     0         0
Johnson & Johnson            Common         478160 10 4   6,441    100,000     SH         SOLE             100,000     0         0
Maxim Integrated Products    Common         57772K 10 1   6,096    300,000     SH         SOLE             300,000     0         0
McMoRan Exploration
  Corporation                Common         582411 10 4   5,373    670,000     SH         SOLE             670,000     0         0
Medtronic, Inc.              Common         585055 10 6   4,398    100,000     SH         SOLE             100,000     0         0
Motorola, Inc.               Common         620076 10 9   2,716    350,000     SH         SOLE             350,000     0         0
Murphy Oil Corporation       Common         626717 10 2  16,260    300,000     SH         SOLE             300,000     0         0
NewStar Financial, Inc.      Common         65261F 10 5     588    150,000     SH         SOLE             150,000     0         0
Nexen Inc.                   Common         65334H 10 2   4,786    200,000     SH         SOLE             200,000     0         0
Precision Castparts
  Corporation                Common         740189 10 5  11,035    100,000     SH         SOLE             100,000     0         0
RadiSys Corporation          Common         750459 10 9   9,550  1,000,000     SH         SOLE           1,000,000     0         0
Roper Industries, Inc.       Common         776696 10 6  12,045    230,000     SH         SOLE             230,000     0         0
Sonus Networks, Inc.         Common         835916 10 7   6,815  3,230,000     SH         SOLE           3,230,000     0         0
Vical Incorporated           Common         925602 10 4     855    260,000     SH         SOLE             260,000     0         0
Vodafone Group PLC           Sponsored ADR  92857W 20 9   6,465    280,000     SH         SOLE             280,000     0         0
Walgreen Co.                 Common         931422 10 9   8,446    230,000     SH         SOLE             230,000     0         0
Xerox Corporation            Common         984121 10 3   8,375    990,000     SH         SOLE             990,000     0         0